Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stockholders’ Deficit	Stockholders’ Deficit
Common Stock
The Company's common stock trades on the Nasdaq Stock Exchange under the symbol “QTI”. Pursuant to the terms of the Amended and Restated Certificate of Incorporation, the Company is authorized and has available for issuance 500,000,000 shares of common stock. Immediately following the Merger, there were 21,437,216 shares of common stock outstanding with a par value of $0.0001. The holder of each share of common stock is entitled to one vote.
The Company retroactively adjusted the shares issued and outstanding prior to March 4, 2024 to give effect to the exchange ratio established in the Business Combination Agreement to determine the number of shares of common stock into which they were converted.
Common stock reserved for future issuance as of September 30, 2024 is as follows:

Common stock warrants	23,889,364
Potential shares from Pre-Paid Advance	10,126,981
Merger earnout consideration shares	9,000,000
Options outstanding under the 2024 Incentive Plan	2,072,000
Options available under the 2024 Incentive Plan	286,093
Potential shares from Cable Car Loan	750,000
Potential shares from convertible notes	250,224
46,374,662
Preferred Stock
The Company is authorized to issue 10,000,000 shares of preferred stock, with a par value of $0.0001, with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. As of September 30, 2024 and December 31, 2023, there were no shares of preferred stock issued and outstanding. The Board has the authority to issue shares of preferred stock from time to time on terms it may determine, to divide shares of preferred stock into one or more series and to fix the designations, preferences, privileges, and restrictions of preferred stock, including dividend rights, conversion rights, voting rights, terms of redemption, liquidation preference, sinking fund terms, and the number of shares constituting any series or the designation of any series to the fullest extent permitted by the Delaware General Corporation Law. The issuance of preferred stock could have the effect of decreasing the trading price of common stock, restricting dividends on the capital stock of the Company, diluting the voting power of the common stock, impairing the liquidation rights of the capital stock of the Company, or delaying or preventing a change in control of the Company.
QT Imaging Private Placement Warrants
In November 2022, the Company initiated an offering to sell to a select group of accredited investors only, on a private placement basis, 342,703 units for a purchase price of $11.67 per unit (the “Units”), each Unit consisting of one share of common stock and one warrant to purchase one share of common stock (the “QT Imaging Private Placement Warrants”) with an exercise price of $11.67 (the “2022 Offering”). As of December 31, 2023, the Company has issued 167,925 Units for net proceeds of $1,932,850, which 0 and 89,532 Units were issued during the three and nine months ended September 30, 2023, respectively, for total net proceeds of $0 and $1,026,550, respectively. There were no Units issued during the three and nine months ended September 30, 2024. On March 4, 2024, all outstanding QT Imaging Private Placement Warrants were deemed out of the money and terminated in accordance with the Business Combination Agreement.
QT Imaging Warrants for Common Stock
In addition to the warrants sold as part of the Units in the 2022 Offering, the Company also issued warrants to consultants and to placement agents in association with debt issuances and past private offerings. At the option of the warrant holders, the warrants can be fully settled in shares of common stock, or converted via net share settlement, in which the warrant holder will receive shares equal to the number of shares purchasable under the warrants multiplied by the difference between the fair market value of the shares and the exercise price, divided by the fair market value of the shares.
The following table represents the QT Imaging warrant activity as follows for the nine months ended September 30, 2024:

Number of Warrants
Outstanding, January 1, 2024	422,064
Exercised	(16,320)
Terminated pursuant to business combination agreement	(405,744)
Outstanding, September 30, 2024	—
The fair value of the QT Imaging warrants issued as part of the 2022 Offering and included in stockholders’ deficit in the condensed consolidated balance sheets was $0 and $462,413 for the three and nine months ended September 30, 2023, respectively. The fair value of the remaining warrant granted during the nine months ended September 30, 2023 was $15,317 and was recorded as issuance costs against the proceeds received from the 2022 Offering. There were no QT Imaging warrants issued during the three and nine months ended September 30, 2024 or during the three months ended September 30, 2023.
On March 4, 2024 and in accordance with the terms of the Business Combination Agreement, the Company cancelled and terminated all outstanding warrants that were deemed out of the money with an exercise price of or above $11.67 per warrant, including all warrants sold as part of the Units in the 2022 Offering and warrants that were issued to consultants and placement agents in association with debt issuances and past private offerings.
Warrants (Public Warrants, Private Placement Warrants and Working Capital Note Warrants)
Warrants will be exercisable at $11.50 per share, and pursuant to the terms of the warrant agreement governing such warrants (the “Warrant Agreement”), the exercise price and number of warrant shares issuable on exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation of the Company. In addition, if (x) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s Board of Directors, and in the case of any such issuance to the Company’s Founder or its affiliates, without taking into account any Founder Shares held by it prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 65% of the total equity proceeds, and interest thereon, available for the funding of the Company’s initial Business Combination on the date of the consummation of its initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s common stock during the 20 trading-day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which the Company issues the additional shares of common stock or equity-linked securities.
Each warrant will become exercisable on the later of 30 days after the completion of the Merger and will expire five years after the completion of the Merger. If the Company is unable to deliver registered shares of common stock to the holder upon exercise of the warrants during the exercise period, there will be no net cash settlement of these warrants and the warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the Warrant Agreement. Once the warrants become exercisable, the Company may redeem the outstanding warrants in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sale price of the Company’s shares of common stock equals or exceeds $18.00 per share for any 20 trading days within the 30-trading day period ending on the third trading day before the Company sends the notice of redemption to the warrant holders.
Under the terms of the Warrant Agreement, the Company has agreed to use its best efforts to file a new registration statement under the Securities Act of 1933, as amended (the “Securities Act”), following the completion of the Merger, for the registration of the shares of common stock issuable upon exercise of the warrants included in the public units issued in the Company’s initial public offering (the “Public Units”), the private placement units undertaken by the Company concurrently with its initial public offering (the “Private Placement Units”) and the private placement units that were issued upon conversion of working capital notes issued by the Company prior to the Merger, which conversion occurred concurrent with the Merger. The new registration statement was filed on April 1, 2024, and was declared effective by the SEC on May 22, 2024.
As of September 30, 2024, there were 23,889,364 warrants outstanding from those that were initially included as a constituent security of the Public Units and the Private Placement Units (the “PubCo Warrants”) with an exercise price of $11.50 per warrant and expiring on March 4, 2029. On May 13, 2024, the exercise price of PubCo Warrants was reduced from $11.50 to $2.30 per warrant and the price per share related to the redemption events described above decreased from $18.00 per share to $3.60 per share in accordance with the terms of the Warrant Agreement as discussed above. The modification in exercise price related to the Public Warrants, which are equity classified, was accounted as a deemed dividend, which resulted in an adjustment of $5,185,502 to accumulated deficit during the nine months ended September 30, 2024. The effect of the modification in exercise price related to the Private Placement Warrants and Working Capital Note Warrants, which are liability classified, was recorded in other income (expense), net within the statements of operations and comprehensive loss and amounted to $200,513 during the nine months ended September 30, 2024.
Stockholders’ Deficit
Common Stock
The Company is authorized to issue 100,000,000 shares of common stock, with a par value of $0.001. Holders of the Company’s common stock are entitled to one vote for each share of common stock. As of December 31, 2023 and 2022, there were 27,941,290 and 27,580,040 shares of common stock issued and outstanding, respectively.
Future dividends may be paid on the outstanding shares of common stock as and when declared by the Board of Directors out of funds legally available therefor; provided, however, that no dividends shall be made with respect to the common stock until any preferential dividends required to be paid or set apart for any shares of preferred stock have been paid or set apart.
Common stock reserved for future issuance as of December 31, 2023 is as follows:

Common stock warrants	1,231,484
Options outstanding	3,646,922
Options available under the Plan	3,353,078
Potential shares from convertible notes	2,073,554
Subscription agreements	3,833,912
14,138,960
Preferred Stock
The Company is authorized to issue 10,000,000 shares of preferred stock, with a par value of $0.001, with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. As of December 31, 2023 and 2022, there were no shares of preferred stock issued and outstanding.
Private Placement
In November 2022, the Company initiated an offering to sell to a select group of accredited investors only, on a private placement basis, 1,000,000 units for a purchase price of $4.00 per unit (the “Units”), each Unit consisting of one share of common stock and one warrant to purchase one share of common stock with an exercise price of $4.00 (the “2022 Offering”). As of December 31, 2023, the Company has issued 490,000 Units for net proceeds of $1,932,850, which 261,250 Units were issued in 2023 for total net proceeds of $1,026,550 and 228,750 Units were issued in 2022 for net proceeds of $906,300 in 2022.
Warrants for Common Stock
In addition to the warrants sold as part of the Units in the 2022 Offering, the Company also issued warrants to consultants and to placement agents in association with debt issuances and past private offerings. At the option of the warrant holders, the warrants can be fully settled in shares of common stock, or converted via net share settlement, in which the warrant holder will receive shares equal to the number of shares purchasable under the warrants multiplied by the difference between the fair market value of the shares and the exercise price, divided by the fair market value of the shares.
The following table represents the warrant activity as follows:

Number of Warrants
Outstanding, January 1, 2022	624,508
Granted	280,962
Outstanding, December 31, 2022	905,470
Granted	326,104
Outstanding, December 31, 2023	1,231,574
As of December 31, 2023, outstanding warrants to purchase shares of common stock by exercise price are as follows:

Exercise Price	Exercisable For	Expiration Date(s)	Number of Shares Outstanding Under Warrants
$10.00	Common Stock	March 2025	516,391
$8.50	Common Stock	August 2030	150,000
$4.25	Common Stock	July 2027 to September 2028	10,329
$4.00	Common Stock	November 2027 to March 2029	494,525
$2.50	Common Stock	November 1, 2028	60,329
			1,231,574
The determination of the fair value of warrants to purchase common stock issued during the years ended December 31, 2023 and 2022 is computed using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2023	2022
Expected warrant term (years)	5.0	5.6
Expected volatility	60.2%	62.3%
Risk-free rate of return	4.0%	3.6%
Expected annual dividend yield	—	—
The fair value of warrants issued as part of the 2022 Offering and included in stockholders’ deficit in the consolidated balance sheets was $462,413 and $404,888 for the years ended December 31, 2023 and 2022, respectively. The fair value of the warrants granted to USCG in connection with the convertible debt described in Note 6. Long-Term Debt, which was included as part of debt issuance costs, was $15,317 and $5,066 for the years ended December 31, 2023 and 2022, respectively. The fair value warrants granted in exchange for services was $0 and $108,100 the years ended December 31, 2023 and 2022, respectively, and was included in selling, general and administrative expenses on the consolidated statements of operations and comprehensive loss. The fair value of the remaining warrants granted during the year ended December 31, 2023 to USCG and US Capital in connection with the Fourth Amendment was $156,505.
Subsequent to December 31, 2023 and pursuant to the terms of the Business Combination Agreement, the Company cancelled and terminated all outstanding warrants that were deemed out of the money, which included all warrants with an exercise price of $4.00 or above per warrant.
GIGCAPITAL5, INC
Stockholders’ Deficit	STOCKHOLDERS’ DEFICIT
Common Stock
The authorized common stock of the Company includes up to 100,000,000 shares. Holders of the Company’s common stock are entitled to one vote for each share of common stock. As of December 31, 2023 and 2022, there were 6,545,000 shares of common stock issued and outstanding and not subject to possible redemption. There were 2,114,978 and 4,014,050 shares of common stock subject to possible redemption issued and outstanding as of December 31, 2023 and 2022, respectively.
As of December 31, 2023, common stock reserved for future issuance was 23,945,000, which included warrants to purchase 23,795,000 shares of common stock and 150,000 potential shares of common stock to be issued if the Working Capital Note is converted in full.
Preferred Stock
The Company is authorized to issue 1,000,000 shares of preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. As of December 31, 2023 and 2022, there were no shares of preferred stock issued and outstanding.
Warrants (Public Warrants and Private Placement Warrants)
Warrants will be exercisable at $11.50 per share, and the exercise price and number of warrant shares issuable on exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation of the Company. In addition, if (x) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s Board of Directors, and in the case of any such issuance to the Company’s Founder or its affiliates, without taking into account any Founder Shares held by it prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 65% of the total equity proceeds, and interest thereon, available for the funding of the Company’s initial Business Combination on the date of the consummation of its initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s common stock during the 20 trading-day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which the Company issues the additional shares of common stock or equity-linked securities.
Each warrant will become exercisable on the later of 30 days after the completion of the Company’s initial Business Combination or 12 months from the closing of the Offering and will expire five years after the completion of the Company’s initial Business Combination or earlier upon redemption. However, if the Company does not complete its initial Business Combination on or prior to the 30-month period allotted to complete the Business Combination, (or such lesser period depending upon the number of one-month extensions which occur), the Private Placement Warrants will expire at the end of such period. If the Company is unable to deliver registered shares of common stock to the holder upon exercise of the warrants during the exercise period, there will be no net cash settlement of these warrants and the warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the Warrant Agreement. Once the warrants become exercisable, the Company may redeem the outstanding warrants in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sale price of the Company’s shares of common stock equals or exceeds $18.00 per share for any 20 trading days within the 30-trading day period ending on the third trading day before the Company sends the notice of redemption to the warrant holders.
Under the terms of the Warrant Agreement, the Company has agreed to use its best efforts to file a new registration statement under the Securities Act, following the completion of the Company’s initial Business Combination, for the registration of the shares of common stock issuable upon exercise of the warrants included in the Public Units and Private Placement Units.
As of December 31, 2023 and 2022, there were 23,795,000 warrants outstanding.
Stock-based Compensation
Included in the outstanding shares of common stock are 15,000 Insider shares, of which 5,000 Insider shares were issued to Mr. Weightman, the Company’s Treasurer and Chief Financial Officer, and 10,000 Insider shares were issued to ICR solely in consideration of future services pursuant to the Insider Shares Grant Agreements dated September 23, 2021, between the Company and each of the Insiders. The 5,000 Insider shares issued to Mr. Weightman are subject to forfeiture as described in Note 5 while the 10,000 Insider shares issued to ICR are not subject to forfeiture. The grant date fair value of the 10,000 shares was expensed upon issuance. If an initial Business Combination occurs and the 5,000 shares have not been previously forfeited, the fair value of the common stock on the date the shares vest will be recognized as stock-based compensation in the Company’s statements of operations and comprehensive loss when the completion of the Business Combination becomes probable.